Balance Sheet Accounts and Supplemental Disclosures - Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant, and equipment	$ 1,895	$ 1,892	$ 1,769
Less: accumulated depreciation and amortization	(881)	(739)	(555)
Total property and equipment, net	1,014	1,153	1,214
Laboratory and Computer Equipment [Member]
Property, plant, and equipment	1,820	1,817	1,711
Furniture and Fixtures [Member]
Property, plant, and equipment	69	69	52
Leasehold Improvements [Member]
Property, plant, and equipment	$ 6	$ 6	$ 6